Commitments and Contingencies - Schedule of Base Rent Lease Payments (Details) - USD ($)	Mar. 31, 2021	Jan. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Present value of future base rent lease payments	$ 157,760
Base rent payments included in prepaid expenses
Present value of future base rent lease payments - net	$ 157,760	$ 189,600